Annual Total Returns - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 14, 2019
Fidelity Balanced K6 Fund
Bar Chart Table:
Annual Return 2020	22.75%
Annual Return 2021	18.51%